7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY	12 Months Ended
Jan. 31, 2026
Notes
7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY

7.OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY

Effective February 1, 2024, the Company signed a three year lease that has an early termination provision after 18 months with a penalty of one months rent required for early termination.  This lease is for the Company’s office located at #1203 – 1166 Alberni Street in Vancouver, BC.

Under IFRS 16, the disclosure must show the Right of Use asset, the depreciation of that asset and the corresponding liability, with an appropriate interest percentage factored in.  These expenses have been grouped together on the Statement of Net loss and comprehensive loss to allow comparison to the prior fiscal periods.

For the year ended January 31, 2026, office lease and rental costs included right-of-use depreciation of $39,536 (2025 - $39,536; 2024 - $nil); interest expense related to the office lease of $7,882 (2025 - $11,068; 2024 - $nil); operating costs of $30,489 (2025 - $31,940; 2024 - $nil) and parking space costs of $4,706 (2025 - $4,628; 2024 - $nil) for a total expense of $82,613 (2025 - $87,172; 2024 - $nil).  Total cash paid for the office and parking space during the year ended January 31, 2026 was $81,815 (2025 - $83,188; 2024 - $nil).

(a)Right-of-use asset

As at January 31, 2026 and 2025, the right-of-use asset recorded for the Company’s office premises was as follows:

	2026	2025

Balance, beginning of year	$79,071	$-

Additions	-	118,607
Depreciation	(39,536)	(39,536)
Balance, end of year	$39,535	$79,071

(b)Lease liability

As at January 31, 2026 and 2025, minimum lease payments in respect of lease liability and the effect of discounting are as follows:

	2026	2025
Undiscounted minimum lease payments:
Less than one year	$47,250	$46,620
Second year	-	47,250
	47,250	93,870
Effects of discounting	(2,933)	(10,815)
Present value of minimum lease payments	44,317	83,055
Less: current portion	(44,317)	(38,738)
Non-current portion	$-	$44,317

The net change in the lease liability for the years ended January 31, 2026 and 2025 are as follows:

	2026	2025

Balance, beginning of year	$83,055	$-

Additions	-	118,607
Principal payments	(46,620)	(46,620)
Interest expense	7,882	11,068
Balance, end of year	$44,317	$83,055